ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	11.68%
Inventory write-down	$ 55.5	$ 36.2
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	643.9	768.5
Allowance for Doubtful Accounts
Disclosure of changes in accounting estimates [line items]
Valuation allowance	$ 14.3	$ 16.5